Restricted Cash	6 Months Ended
Jun. 30, 2022
Restricted Cash [Abstract]
RESTRICTED CASH

4. RESTRICTED CASH

Restricted cash represents cash pledged with banks, other financial institutions, and other guaranteed creditors as guarantor deposits for the Company’s guarantee service customers. The banks, other financial institutions, or other guaranteed creditors providing loans to the Company’s guarantee service customers generally require the Company, as the guarantor of the loans, to pledge a cash deposit usually in the range of 10% to 20% of the guaranteed amount, and the other financial institutions requires a cash deposit of 50% of the guaranteed amount. The deposits are released after the guaranteed loans are paid off and the Company’s guarantee obligation expires which is usually within 12 months.

At the same time, the Company requires the guarantee service customers to make a deposit to the Company of the same amount as the deposit the Company pledged to the banks, other financial institutions, and other guaranteed creditors for their loans if the customer does not pledge or collateralize other assets with the Company. The Company records the deposit received as restricted cash on the consolidated balance sheet. The deposit is returned to the customer after the customer repays the loan and the Company’s guarantee obligation expires.

The Company’s restricted cash is comprised of:

	June 30, 2022	December 31, 2021
	(Unaudited)
Restricted cash in banks and other financial institutions	$17,680,536	$20,592,223
Restricted cash in other guaranteed creditors	8,659,172	9,101,466
	$26,339,708	$29,693, 689